Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	CRH PUBLIC LTD CO
Entity Central Index Key	0000849395
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
No Trading Symbol Flag	true
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	799,640,338
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	Yes
Entity Incorporation, State or Country Code	L2
Document Annual Report	true
Entity Address, Country	IE
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Current Reporting Status	Yes
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CRH
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one
Security Exchange Name	NYSE
CRH America Inc. [Member]
Document Information [Line Items]
Trading Symbol	CRH/21
Title of 12(b) Security	5.750% Notes due 2021 guaranteed by CRH plc
Security Exchange Name	NYSE